Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Intangible Assets Net

	December 31,
	2025	2024
Computer software	$14,525	$10,928
Less: accumulated amortization	4,218	2,774
Less: impairment provision	105	—
Computer software, net	10,202	8,154
IPR&D	118,689	114,425
Less: impairment provision	51,212	—
IPR&D, net	67,477	114,425
Net Carrying value	$77,679	$122,579

Schedule of Future Amortization Expenses for Intangible Assets

Future amortization expenses for computer software as of December 31, 2025 were as follows:

December 31
2026	$1,455
2027	1,450
2028	1,434
2029	1,403
2030	1,328
Thereafter	3,132
Total future amortization expense	$10,202